EQUITY (Narrative) (Details)			1 Months Ended	12 Months Ended
	Feb. 12, 2021 $ / shares	Oct. 11, 2019 shares	Aug. 29, 2019 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) Shares $ / shares shares	Dec. 31, 2019 CAD ($) Shares $ / shares shares	Dec. 19, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants exercisable				$ 1.3
Issuance of shares in private placement | shares					19,460,527
Proceeds from exercise of warrants and compensation options | $				$ 6,378,000
Number of warrants exercised | Shares				12,351,795
Weighted average value of each option grant				$ 1.06	$ 0.40
Number of share options exercised | Shares				640,770	0
Exercise price of compensation option				$ 0.45	$ 0
Number of share options granted | Shares				3,620,000	12,300,000
Share-based compensation | $				$ 3,382,000	$ 2,677,000
Revaluation of exercised Warrants | $				$ 3,874,000
Number of compensation unit issued | shares				842,046
Compensation unit per share				$ 1.05
Description of other convertible secrities conversion				Each Compensation Unit consists of one IMCC Ordinary Share and one half IMCC Warrant, with each whole IMCC Warrant exercisable for one IMC Ordinary Share at an exercise price of $1.3.
Event after reporting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share consolidation of issued and outstanding ordinary shares	the Company's shareholders general meeting resolved to consolidated all of its issued and outstanding Ordinary shares on a four (4) to one (1) basis (the "Share Consolidation").
Exercise price of warrants exercisable	$ 5.20
2019 Private Placements [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units issued | shares			19,460,527
Issuance of shares in private placement | shares			19,460,527
Number of units issued, price per share			$ 1.05
Gross proceeds from issuance of units | $			$ 20,433,000
Number of shares issued in Reverse Takeover | shares		3,455,266
2018 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercise of warrants and compensation options | $				$ 6,032,000
Number of warrants exercised | Shares				12,350,795
Percentage of warrants exercised				92.10%
Exercise price of warrants exercised				$ 0.50
Exercise price of compensation option				$ 0.40
2019 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants exercised | Shares				1,000
Percentage of warrants exercised				0.02%
Exercise price of warrants exercised				$ 1.3
2019 Compensation Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised | Shares				327,280
Percentage of options exercised				27.70%
Exercise price of compensation option				$ 1.05
2019 Warrants and Compensation Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercise of warrants and compensation options | $				$ 346,000
2018 Share Incentive Plan" (the "2018 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of ordinary shares reserved for issuance			10.00%
Share-based compensation | $				$ 3,382,000	$ 2,677,000
Ordinary shares reserved for issuance | shares				15,906,312		12,250,000
Number of shares available for future grants | shares				2,646,060
Weighted average fair value of each option grant | $				$ 0.503
Weighted average remaining contractual life for the share options outstanding				7 years 3 months 25 days	9 years 2 months 4 days
2018 Share Incentive Plan" (the "2018 Plan") [Member] | Vest on the first anniversary of the applicable vesting commencement date [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vest				33.30%
2018 Share Incentive Plan" (the "2018 Plan") [Member] | Vest in eight equal installments upon the lapse of each three-month period thereafter [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vest				66.70%
2018 Share Incentive Plan" (the "2018 Plan") [Member] | Key management personnel [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted | Shares				8,895,000	5,110,000